INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 949	$ 849
Intangible assets, excluding goodwill	439	363
Goodwill	221	128
Deferred tax assets	3	0
Investments and derivatives	2	2
Other assets	52	88
Total non-current assets	1,666	1,430
Current assets
Inventories	3	3
Trade and other receivables	41	37
Receivables from related parties	28	49
Investments and derivatives	131	119
Current income tax assets	0	5
Other assets	30	24
Cash and cash equivalents	364	455
Total current assets	597	692
Total assets	2,263	2,122
Equity
Equity attributable to equity owners of the parent	1,385	1,299
Total equity	1,385	1,299
Non-current liabilities
Debt and derivatives	355	287
Provisions	7	9
Deferred tax liabilities	33	21
Other liabilities	8	8
Total non-current liabilities	403	325
Current liabilities
Trade and other payables	149	141
Debt and derivatives	189	229
Provisions	10	10
Current income tax payables	20	19
Other liabilities	107	99
Total current liabilities	475	498
Total equity and liabilities	$ 2,263	$ 2,122